Deconsolidation of Teekay Offshore - Narrative (Details)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	15 Months Ended
	Jan. 01, 2018 Subsidiaries	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) vessel	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Jun. 30, 2019
Business Acquisition [Line Items]
Current portion of loans to equity-accounted investees (note 4)			$ 66,161,000		$ 66,161,000		$ 107,486,000
Loss on deconsolidation of Teekay Offshore (note 4)			$ 0	$ 0	$ (7,070,000)	$ 0
Teekay Offshore | Common Stock
Business Acquisition [Line Items]
Ownership percentage			13.80%		13.80%		13.80%
Teekay Offshore
Business Acquisition [Line Items]
Due to related parties			$ 50,800,000		$ 50,800,000		$ 37,200,000
Current portion of loans to equity-accounted investees (note 4)			56,500,000		56,500,000		$ 102,800,000
Revenue from Related Parties			4,500,000		11,100,000
Teekay Offshore | Brookfield
Business Acquisition [Line Items]
Percentage of ownership acquired	100.00%
Number of subsidiaries | Subsidiaries	7
Revolving Credit Facilities
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity			1,194,827,883.76		1,194,827,883.76
Revolving Credit Facilities | Teekay Offshore
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity		$ 125,000,000
Revolving Credit Facilities | Teekay Offshore | Brookfield
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity		100,000,000
Teekay Parent | Revolving Credit Facilities | Teekay Offshore
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity		$ 25,000,000
Amount extended			25,000,000		25,000,000
LIBOR | Revolving Credit Facilities | Teekay Offshore
Business Acquisition [Line Items]
Debt instrument, basis spread on variable rate		5.00%
Technical Services | Teekay Offshore
Business Acquisition [Line Items]
Related party expense			5,400,000		10,700,000
Time-Charter Hire Expense | Teekay Offshore
Business Acquisition [Line Items]
Related party expense			$ 3,500,000		$ 7,000,000
Shuttle Tankers | Teekay Offshore
Business Acquisition [Line Items]
Number of vessels | vessel					2
FSO | Teekay Offshore
Business Acquisition [Line Items]
Number of vessels | vessel							3
Forecast | LIBOR | Revolving Credit Facilities | Teekay Offshore
Business Acquisition [Line Items]
Debt instrument, basis spread on variable rate								7.00%